Derivative financial instruments - Schedule of maturity of financial instruments (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Total	$ 468,067	$ 430,156
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	311,646	85,667
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	3,006	271,646
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	153,415	72,843
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	428,067	344,489
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	271,646	0
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	3,006	271,646
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	153,415	72,843
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	40,000	85,667
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	40,000	85,667
Interest rate swaps | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0	$ 0